ORGANIZATION AND DESCRIPTION OF BUSINESS (Details Narrative)					3 Months Ended	12 Months Ended
	Feb. 23, 2023 shares	Feb. 17, 2023 USD ($) shares	Nov. 23, 2022 USD ($) Facility Item State shares	Apr. 07, 2021 $ / shares shares	May 31, 2023 USD ($) Facility Item State shares	Feb. 28, 2023 USD ($) shares	Feb. 28, 2022 USD ($) shares	Apr. 29, 2021 $ / shares
Share price | $ / shares								$ 0.71
Sale of stock number of shares issued in transaction		11,000,000					2,400,000
Proceeds from issuance of common stock | $		$ 660,000				$ 660,000	$ 240,000
Increase in additional paid in capital | $					$ 5,872,000
Chief Executive Officer [Member]
Milestones description					(i) an additional 2.5% of the issued and outstanding SPEV Common Stock upon the completion of either (a) the conversion of 75 existing connection points to Level 2 or greater or the (b) installation of 75 new connection points to revenue producing stations in the first 12 months or some combination of the two yielding 75 units, (ii) an additional 2.5% of the of the issued and outstanding SPEV Common Stock upon (a) the application for $10M in grants and/or the (b) the award of $1.0 million in grants in the first 18 months; (iii) an additional 2.5% of the issued and outstanding SPEV common stock outstanding upon the completion of acquisitions in the first 24 months generating no less than $3.0 million in gross revenues and (iv) an additional 500,000 shares of SPEV common stock upon acquiring or hiring the following key personnel in the first six months after the effective date of the merger: (a) three or more qualified Board members and (b) at least three of the following four individuals having the following qualifications: one sales/marketing person, one grant writer/Government relations person, one technician/maintenance person and one software programmer/engineer.
Shorepower [Member]
Number of operational TSE facilities | Facility			60		60
Number of individual electrified parking spaces | Item			1,800		1,800
Number of states in which operational TSE facilities located | State			31		31
Minimum value of government contracts | $			$ 16,000,000		$ 16,000,000
Series B Preferred Stock [Member] | Chief Executive Officer [Member]
Number of shares issued for services	2,000,000
Stock issued during period shares acquisitions, shares					2,000,000
Stock Purchase Agreements [Member] | World Equity Markets [Member]
Number of shares issued for services				125,000
Stock Purchase Agreements [Member] | Verde Capital [Member]
Number of shares issued for services				150,000
Stock Purchase Agreements [Member] | Erop Enterprises Llc [Member] | Series A Preferred Stock [Member]
Number of shares issued				1,105,644
Share price | $ / shares				$ 0.057
Merger Agreement With Shorepower [Member]
Minimum requirement of cash for stock and warrant financing | $			$ 480,000
Merger Agreement With Shorepower [Member] | Series B Preferred Stock [Member]
Number of Voting Power Shares of Common Stock per Preferred Share			40
Common Stock [Member]
Number of shares issued						11,000,000	2,400,000
Number of shares issued for services						250,000	475,000
Stock issued during period shares acquisitions, shares						26,089,758
Common Stock [Member] | Chief Executive Officer [Member]
Number of shares issued for services	26,089,758				26,089,758
Sale of stock number of shares issued in transaction					11,000,000
Proceeds from issuance of common stock | $					$ 660,000
Common Stock [Member] | Stock Purchase Agreements [Member]
Number of shares issued				2,704,007